Consolidated Statements of Operations	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenues
Revenues	$ 113,585,589	¥ 790,760,152	¥ 1,326,067,405	¥ 1,712,703,256
Business taxes and related surcharges	(691,336)	(4,812,940)	(4,323,742)	(6,541,634)
Net revenues	112,894,253	785,947,212	1,321,743,663	1,706,161,622
Operating cost and expenses:
Cost of revenues	(69,198,493)	(481,746,067)	(684,558,659)	(737,507,904)
Selling expenses	(29,701,716)	(206,777,405)	(303,170,575)	(282,171,751)
General and administrative expenses	(38,140,638)	(265,527,496)	(274,782,664)	(204,052,576)
Impairment loss of goodwill | ¥		0	(267,917,575)	0
Other operating income	4,514,609	31,429,802	48,742,897	41,138,443
Total operating cost and expenses	(132,526,238)	(922,621,166)	(1,481,686,576)	(1,182,593,788)
Income (loss) from operations	(19,631,985)	(136,673,954)	(159,942,913)	523,567,834
Interest income	881,467	6,136,600	3,990,096	11,385,895
Investment income (loss)	1,813,775	12,627,142	(292,384)	10,012,216
Gain from deconsolidation of a subsidiary | ¥			561,528
Exchange (loss) gain	489,673	3,409,000	4,227,896	(2,040,641)
Income (loss) before taxes and gain from equity in affiliates	(16,447,070)	(114,501,212)	(151,455,777)	542,925,304
Income tax expense	(7,605,021)	(52,944,639)	(129,855,367)	(122,998,509)
Gain (loss) from equity in affiliates	(720,369)	(5,015,063)	(113,486,155)	2,579,447
Net income (loss)	(24,772,460)	(172,460,914)	(394,797,299)	422,506,242
Net (income) loss attributable to noncontrolling interests	1,116,786	7,774,839	7,053,281	(13,014,063)
Net income (loss) attributable to ordinary shareholders	$ (23,655,674)	¥ (164,686,075)	¥ (387,744,018)	¥ 409,492,179
Net income (loss) per share:
Basic (in dollars per share) | (per share)	$ (0.12)	¥ (0.82)	¥ (1.93)	¥ 2.09
Diluted (in dollars per share) | (per share)	$ (0.12)	¥ (0.82)	¥ (1.93)	¥ 1.99
Weighted average number of shares used in computation:
Basic (in shares) | shares	201,695,899	201,695,899	200,480,910	195,467,414
Diluted (in shares) | shares	201,695,899	201,695,899	200,480,910	205,671,904
Third party
Revenues
Revenues	$ 55,714,076	¥ 387,870,253	¥ 335,246,612	¥ 479,917,547
Related party
Revenues
Revenues	$ 57,871,513	¥ 402,889,899	¥ 990,820,793	¥ 1,232,785,709